Schedule of Investments (unaudited) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.3%
AGL CORE CLO Ltd., 6.82%, 07/20/30	USD	2,500	$2,415,063
Elmwood CLO II Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.07%, 04/20/31		4,225	4,009,125

			6,424,188

United States(a) — 0.6%
Ajax Mortgage Loan Trust
Series 2020-D, Class A, 2.25%, 06/25/60(c)		5,625	5,533,082
Series 2020-D, Class B, 5.00%, 06/25/60		525	517,676
Series 2020-D, Class C, 0.00%, 06/25/60		1,350	1,076,240
Cayuga Park CLO Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.33%), 7.75%, 07/17/31(b)		500	496,293
Progress Residential Trust, 5.46%, 08/17/35		2,750	2,762,556
Whitebox Clo II Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.40%, 10/24/31(b)		1,000	993,837

			11,379,684

Total Asset-Backed Securities — 0.9% (Cost: $17,895,971)			17,803,872

		Shares

Common Stocks

Canada — 0.3%
Enbridge, Inc.		188,892	5,518,305

China — 0.3%
Alibaba Group Holding Ltd., ADR(d)		12,820	3,768,824
Tencent Holdings Ltd.		38,600	2,547,583

			6,316,407

Finland — 0.1%
Neste OYJ		30,219	1,593,299

France — 0.8%
Arkema SA		23,767	2,525,182
Danone SA		82,196	5,321,589
LVMH Moet Hennessy Louis Vuitton SE		4,938	2,312,349
Safran SA(d)		21,538	2,132,298
Sanofi		28,258	2,827,075

			15,118,493

Germany — 0.5%
adidas AG, Class N(d)		9,142	2,959,388
Deutsche Telekom AG, Class N, Registered Shares		257,628	4,316,379
Siemens AG, Class N, Registered Shares		22,174	2,804,653

			10,080,420

Hong Kong — 0.3%
AIA Group Ltd.		256,400	2,511,050
Sun Hung Kai Properties Ltd.		201,000	2,562,409

			5,073,459

Italy — 0.3%
Enel SpA		525,716	4,572,274
UniCredit SpA(d)		258,480	2,135,021

			6,707,295

Japan — 0.3%
Ajinomoto Co., Inc.		152,800	3,128,007

Security	Shares	Value

Japan (continued)
Astellas Pharma, Inc.	35,600	$528,945
Hoya Corp.	9,200	1,034,580
Shin-Etsu Chemical Co. Ltd.	15,200	1,972,332

		6,663,864

Netherlands — 0.8%
Adyen NV(a)(d)	1,670	3,078,941
Akzo Nobel NV	30,889	3,129,769
ASML Holding NV	10,421	3,845,036
ING Groep NV(d)	511,914	3,635,372
NXP Semiconductors NV	22,732	2,837,181

		16,526,299

Spain — 0.2%
Cellnex Telecom SA(a)	46,598	2,840,958

Sweden — 0.2%
Volvo AB, B Shares(d)	203,319	3,928,645

Switzerland — 0.4%
Roche Holding AG	24,504	8,384,383

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,174	4,067,606

United Kingdom — 0.3%
Unilever PLC	68,822	4,241,299
Vodafone Group PLC	1,734,790	2,298,476

		6,539,775

United States — 11.5%
Abbott Laboratories	36,359	3,956,950
AbbVie, Inc.	63,995	5,605,322
Air Products & Chemicals, Inc.	21,859	6,510,922
Alphabet, Inc., Class C(d)	5,294	7,780,062
Amazon.com, Inc.(d)	2,437	7,673,455
Apple, Inc.	50,804	5,883,611
Applied Materials, Inc.	51,648	3,070,474
Aptiv PLC(d)	38,633	3,541,874
Autodesk, Inc.(d)	18,572	4,290,318
Bank of America Corp.	86,553	2,085,062
Becton Dickinson and Co.	33,690	7,838,989
Boston Scientific Corp.(d)	40,803	1,559,083
Bristol-Myers Squibb Co.	66,514	4,010,129
Capital One Financial Corp.	49,669	3,569,214
Charter Communications, Inc., Class A(d)	8,379	5,231,345
Comcast Corp., Class A	113,925	5,270,171
Costco Wholesale Corp.	12,944	4,595,120
D.R. Horton, Inc.	24,062	1,819,809
Fortive Corp.	67,303	5,129,162
Gilead Sciences, Inc.	55,730	3,521,579
HCA Healthcare, Inc.(d)	32,628	4,068,059
International Flavors & Fragrances, Inc.	30,010	3,674,725
Johnson & Johnson	36,367	5,414,319
JPMorgan Chase & Co.	33,871	3,260,761
L3Harris Technologies, Inc.	42,172	7,162,493
Liberty Media Corp. - Liberty SiriusXM, Class C(d)	85,798	2,838,198
Lowe’s Cos., Inc.	20,776	3,445,907
Marsh & McLennan Cos., Inc.	38,399	4,404,365
Mastercard, Inc., Class A	17,972	6,077,591
McDonald’s Corp.	13,513	2,965,968
Merck & Co., Inc.	55,873	4,634,665
Micron Technology, Inc.(d)	44,015	2,066,944

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Microsoft Corp.		51,687	$10,871,327
Morgan Stanley		136,444	6,597,067
NextEra Energy, Inc.		14,463	4,014,350
PayPal Holdings, Inc.(d)		21,311	4,198,906
PPG Industries, Inc.		35,453	4,328,102
PTC, Inc.(d)		38,067	3,148,902
Raytheon Technologies Corp.		96,755	5,567,283
salesforce.com, Inc.(d)		14,882	3,740,144
Starbucks Corp.		56,374	4,843,654
Thermo Fisher Scientific, Inc.		10,764	4,752,521
TJX Cos., Inc.(d)		44,766	2,491,228
Union Pacific Corp.		37,188	7,321,202
UnitedHealth Group, Inc.		24,388	7,603,447
Vertex Pharmaceuticals, Inc.(d)		5,609	1,526,321
Vertiv Holdings Co.(d)		177,617	3,076,327
VMware, Inc., Class A(d)		38,976	5,599,682
Walmart, Inc.		37,198	5,204,372
Walt Disney Co.(d)		16,328	2,025,978

			229,867,459

Total Common Stocks — 16.5% (Cost: $328,833,214)			329,226,667

		Par (000)

Corporate Bonds

Austria — 0.0%
BRF GmbH, 4.35%, 09/29/26	USD	200	206,813

Brazil — 0.2%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(e)		297	298,949
BRF SA, 4.88%, 01/24/30		292	299,178
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)		299	298,252
Embraer Netherlands Finance BV, 5.40%, 02/01/27		315	297,478
Gol Finance SA, 7.00%, 01/31/25(a)		62	43,215
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		200	210,813
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		288	299,160
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		309	296,881
Petrobras Global Finance BV
5.30%, 01/27/25		138	149,575
6.00%, 01/27/28		136	150,593
5.09%, 01/15/30		144	151,322
5.60%, 01/03/31		282	301,235
7.25%, 03/17/44		265	301,471
Suzano Austria GmbH, 3.75%, 01/15/31		150	149,850
Ultrapar International SA, 5.25%, 06/06/29(a)		200	207,688
Usiminas International Sarl, 5.88%, 07/18/26(a)		200	203,688

			3,659,348

Security		Par (000)	Value

Cayman Islands — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(g)	USD	201	$149,785
Fantasia Holdings Group Co. Ltd., 9.25%, 07/28/23		2,000	1,898,125

			2,047,910

Chile — 0.0%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		283	299,272

China — 0.1%
New Metro Global Ltd., 6.50%, 05/20/22		2,500	2,550,000

Colombia — 0.1%
Ecopetrol SA, 5.88%, 05/28/45		413	449,912
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		299	298,581
Geopark Ltd., 6.50%, 09/21/24(a)		316	297,040
Grupo Aval Ltd., 4.38%, 02/04/30(a)		200	192,780
Millicom International Cellular SA, 5.13%, 01/15/28		434	448,241

			1,686,554

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		200	178,000

Guatemala(a) — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27		289	299,492
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24		293	296,302
Energuate Trust, 5.88%, 05/03/27		288	299,070

			894,864

India — 0.4%
Delhi International Airport Ltd., 6.13%, 10/31/26		1,000	1,007,313
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24		1,000	987,331
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		1,000	1,007,812
ReNew Power Pvt Ltd., 5.88%, 03/05/27		2,500	2,485,750
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		2,500	2,292,969

			7,781,175

Indonesia — 0.1%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		1,000	954,687

Israel — 0.0%
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		291	299,721

Luxembourg — 0.0%
MHP Lux SA, 6.25%, 09/19/29		311	295,450

Macau — 0.2%
MGM China Holdings Ltd., 5.88%, 05/15/26		2,500	2,587,500
Wynn Macau Ltd., 5.50%, 01/15/26		2,000	1,975,000

			4,562,500

Mauritius — 0.0%
HTA Group Ltd., 7.00%, 12/18/25(a)		285	297,112

Mexico — 0.2%
Credito Real SAB de C.V. Sofom ENR , 7.25%, 07/20/23(a)		200	195,550
Axtel SAB de CV, 6.38%, 11/14/24(a)		287	298,121

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Cemex SAB de CV, 5.45%, 11/19/29	USD	296	$299,330
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		200	223,540
Cydsa SAB de CV, 6.25%, 10/04/27(a)		295	297,305
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(e)(h)		200	209,281
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		200	193,125
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		324	296,663
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		200	224,250
Petroleos Mexicanos
6.88%, 08/04/26		316	304,118
6.50%, 01/23/29		341	305,338
5.95%, 01/28/31(a)		366	305,477

			3,152,098

Netherlands(a) — 0.0%
Equate Petrochemical BV, 4.25%, 11/03/26		287	300,756
VEON Holdings BV, 4.00%, 04/09/25		289	299,115

			599,871

Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		292	299,209
Banistmo SA, 3.65%, 09/19/22		200	202,500
Cable Onda SA, 4.50%, 01/30/30		287	299,018

			800,727

Peru — 0.1%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		200	235,819
Inkia Energy Ltd., 5.88%, 11/09/27		286	298,602
Lima Metro Line Finance Ltd., 4.35%, 04/05/36(a)		200	220,500
Nexa Resources SA, 5.38%, 05/04/27(a)		288	299,880

			1,054,801

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%, 04/16/29		273	299,532

Singapore — 0.0%
Puma International Financing SA
5.13%, 10/06/24(a)		200	177,000
5.00%, 01/24/26		354	295,701

			472,701

South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	217,250
SASOL Financing USA LLC, 6.50%, 09/27/28		317	297,187

			514,437

United Arab Emirates — 0.0%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(e)(h)		285	298,894
MAF Sukuk Ltd., 4.64%, 05/14/29		200	216,875

			515,769

United States — 2.9%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(a)(i)		243	245,126
Albertsons Cos., Inc., 4.88%, 02/15/30(a)		3,801	3,962,542
Allegiant Travel Co., 8.50%, 02/05/24		5,000	5,000,000
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)		2,011	2,101,988
Calpine Corp., 4.50%, 02/15/28(a)		3,903	3,997,218
Cheniere Energy Partners LP, 5.63%, 10/01/26		3,740	3,889,600
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		2,000	2,058,540

Security		Par (000)	Value

United States (continued)
Howmet Aerospace, Inc., 6.88%, 05/01/25	USD	3,522	$3,891,810
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		1,916	2,078,860
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)		3,880	3,957,600
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.88%, 03/01/31(a)		4,048	3,997,400
Service Properties Trust, 4.50%, 06/15/23		2,122	2,081,003
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		3,689	3,956,453
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26		3,963	3,958,046
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26		3,805	3,906,594
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/26(a)		3,926	3,944,256
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)		3,809	3,991,832

			57,018,868

Total Corporate Bonds — 4.5% (Cost: $90,401,331)			90,142,210

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26		269	298,085
6.75%, 09/20/29		279	298,530
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		268	298,150

			894,765

Colombia — 0.1%
Colombia Government International Bond
8.13%, 05/21/24		124	149,978
4.50%, 01/28/26		200	221,063
3.88%, 04/25/27		200	216,000
3.00%, 01/30/30		294	299,696
4.13%, 05/15/51		288	300,240

			1,186,977

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25		141	149,812
5.95%, 01/25/27		140	150,194
4.50%, 01/30/30(a)		305	298,805
4.88%, 09/23/32(a)		303	299,970
6.40%, 06/05/49		300	300,844

			1,199,625

Egypt — 0.1%
Egypt Government International Bond
5.58%, 02/21/23(a)		200	205,188
5.75%, 05/29/24(a)		200	204,500
5.88%, 06/11/25		291	298,457
7.60%, 03/01/29		292	298,661
6.38%, 04/11/31(a)	EUR	320	349,038
8.50%, 01/31/47(a)	USD	309	298,185

			1,654,029

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia — 0.0%
Indonesia Government International Bond
3.50%, 01/11/28	USD	200	$218,625
4.10%, 04/24/28		200	227,250

			445,875

Mexico — 0.0%
Mexico Government International Bond
4.15%, 03/28/27		200	222,300
3.75%, 01/11/28		200	215,125
4.50%, 04/22/29		268	300,411

			737,836

Panama — 0.0%
Panama Government International Bond
3.88%, 03/17/28		200	226,813
3.16%, 01/23/30		200	217,250
4.50%, 04/16/50		359	448,301

			892,364

Paraguay(a) — 0.0%
Paraguay Government International Bond
4.95%, 04/28/31		388	448,140
5.40%, 03/30/50		246	297,814

			745,954

Peru — 0.0%
Peruvian Government International Bond, 5.63%, 11/18/50		188	299,919

Qatar — 0.0%
Qatar Government International Bond, 4.40%, 04/16/50		349	449,774

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(a)		436	447,445

Russia — 0.0%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		200	229,000
4.25%, 06/23/27		400	450,000

			679,000

Saudi Arabia — 0.1%
Saudi Government International Bond
3.63%, 03/04/28		200	221,437
4.38%, 04/16/29(a)		256	300,000
4.50%, 04/17/30		375	448,594

			970,031

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		283	298,211

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 5.75%, 04/18/23		620	459,187

Security		Par (000)	Value

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/22	USD	146	$150,088
7.75%, 09/01/23		147	149,352
8.99%, 02/01/24		200	208,700
7.75%, 09/01/24		297	298,114
7.75%, 09/01/25		298	298,000
7.25%, 03/15/33(a)		324	297,270

			1,401,524

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		225	299,804

Total Foreign Agency Obligations — 0.6% (Cost: $13,125,791)			13,062,320

		Shares

Investment Companies

United States — 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF(j)(k)		253,000	21,226,700

Total Investment Companies — 1.1% (Cost: $21,090,446)			21,226,700

		Par (000)

Non-Agency Mortgage-Backed Securities

United States(a) — 1.3%
AJAX Mortgage Loan Trust
Series 2020-C, Class A, 2.25%, 09/27/60(c)	USD	5,850	5,750,327
Series 2020-C, Class B, 5.00%, 09/27/60		375	369,769
Series 2020-C, Class C, 0.00%, 09/27/60		1,275	1,040,729
Banc of America Merrill Lynch Commercial Mortgage Trust, 1.85%, 09/15/34(b)		2,000	1,848,078
BFLD Trust, 3.90%, 10/15/22(b)		4,000	4,000,000
LCCM Mortgage Trust, Series 2014-909, Class D, 4.03%, 05/15/31(l)		4,000	3,971,617
Seasoned Loans Structured Transaction Trust , Series 2020-2, Class M1, 4.75%, 09/25/60(l)		10,000	10,025,000

Total Non-Agency Mortgage-Backed Securities — 1.3% (Cost: $27,023,339)			27,005,520

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 0.0%(e)

Mexico — 0.0%
Banco Mercantil del Norte SA, 6.75%(a)(h)	USD	200	$196,625
BBVA Bancomer SA, 5.13%		200	191,875

Total Preferred Securities — 0.0% (Cost: $388,400)			388,500

Total Long-Term Investments — 24.9% (Cost: $498,758,492)			498,855,789

Security	Shares	Value

Short-Term Securities

Money Market Funds — 99.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(j)(k)	1,982,736,877	$1,982,736,877

Total Short-Term Securities — 99.1% (Cost: $1,982,736,877)		1,982,736,877

Total Investments Before Options Written — 124.0% (Cost: $2,481,495,369)		2,481,592,666

Options Written — (0.0)% (Premiums Received: $(754,193))		(735,050)

Total Investments, Net of Options Written — 124.0% (Cost: $2,480,741,176)		2,480,857,616

Liabilities in Excess of Other Assets — (24.0)%		(480,738,210)

Net Assets — 100.0%		$2,000,119,406

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Zero-coupon bond.
(h)	Perpetual security with no stated maturity date.
(i)	When-issued security.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
(l)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$1,982,736,877	(a)	$—	$—	$—	$1,982,736,877	1,982,736,877	$3,824	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	21,090,446		—	—	136,254	21,226,700	253,000	—	—

					$—	$136,254	$2,003,963,577		$3,824	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,976,778	CAD	5,298,289	JPMorgan Chase Bank N.A.	12/18/20	$(3,666)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Amazon.Com, Inc.	6	11/20/20	USD	2,845.00	USD	1,889	$(63,150)
Apple, Inc.	120	11/20/20	USD	100.00	USD	1,390	(29,160)
Applied Materials, Inc.	170	11/20/20	USD	52.50	USD	1,011	(26,605)
Autodesk, Inc.	40	11/20/20	USD	210.00	USD	924	(27,200)
JPMorgan Chase & Co.	73	11/20/20	USD	85.00	USD	703	(13,943)
Marsh & Mclennan Cos	87	11/20/20	USD	105.00	USD	998	(15,443)
Mastercard, Inc., Class A	40	11/20/20	USD	305.00	USD	1,353	(26,300)
Micron Technology, Inc.	147	11/20/20	USD	45.00	USD	690	(33,222)
Microsoft Corp.	113	11/20/20	USD	190.00	USD	2,377	(49,155)
Paypal Holdings, Inc.	40	11/20/20	USD	175.00	USD	788	(20,300)
salesforce.com, Inc.	33	11/20/20	USD	220.00	USD	829	(19,387)
Starbucks Corp.	120	11/20/20	USD	77.50	USD	1,031	(19,680)
VMware, Inc., Class A	93	11/20/20	USD	130.00	USD	1,336	(26,505)
Amazon.Com, Inc.	5	01/15/21	USD	2,840.00	USD	1,574	(80,875)
Apple, Inc.	90	01/15/21	USD	100.00	USD	1,042	(39,150)
Applied Materials, Inc.	57	01/15/21	USD	52.50	USD	339	(18,297)
Autodesk, Inc.	20	01/15/21	USD	210.00	USD	462	(25,100)
JPMorgan Chase & Co.	37	01/15/21	USD	85.00	USD	356	(13,968)
Marsh & Mclennan Cos	43	01/15/21	USD	100.00	USD	493	(9,675)
Mastercard, Inc., Class A	20	01/15/21	USD	300.00	USD	676	(22,050)
Micron Technology, Inc.	73	01/15/21	USD	45.00	USD	343	(27,375)
Microsoft Corp.	57	01/15/21	USD	190.00	USD	1,199	(44,032)
Paypal Holdings, Inc.	20	01/15/21	USD	175.00	USD	394	(17,050)
salesforce.com, Inc.	17	01/15/21	USD	220.00	USD	427	(17,723)
Starbucks Corp.	60	01/15/21	USD	77.50	USD	516	(18,450)
VMware, Inc., Class A	47	01/15/21	USD	130.00	USD	675	(31,255)

							$(735,050)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$12,270,790	$5,533,082	$17,803,872

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Capital Allocation Trust Fund (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$5,518,305	$—	$—	$5,518,305
China	3,768,824	2,547,583	—	6,316,407
Finland	—	1,593,299	—	1,593,299
France	—	15,118,493	—	15,118,493
Germany	—	10,080,420	—	10,080,420
Hong Kong	—	5,073,459	—	5,073,459
Italy	—	6,707,295	—	6,707,295
Japan	—	6,663,864	—	6,663,864
Netherlands	2,837,181	13,689,118	—	16,526,299
Spain	—	2,840,958	—	2,840,958
Sweden	—	3,928,645	—	3,928,645
Switzerland	—	8,384,383	—	8,384,383
Taiwan	4,067,606	—	—	4,067,606
United Kingdom	—	6,539,775	—	6,539,775
United States	229,867,459	—	—	229,867,459
Corporate Bonds	—	90,142,210	—	90,142,210
Foreign Agency Obligations	—	13,062,320	—	13,062,320
Investment Companies	21,226,700	—	—	21,226,700
Non-Agency Mortgage-Backed Securities	—	21,255,193	5,750,327	27,005,520
Preferred Securities
Capital Trusts	—	388,500	—	388,500
Short-Term Securities
Money Market Funds	1,982,736,877	—	—	1,982,736,877

	$2,250,022,952	$220,286,305	$11,283,409	$2,481,592,666

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(735,050)	$—	$—	$(735,050)
Foreign Currency Exchange Contracts	—	(3,666)	—	(3,666)

	$(735,050)	$(3,666)	$—	$(738,716)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	7